PROPERTY AND EQUIPMENT (Details Narrative) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
PROPERTY AND EQUIPMENT
Depreciation, Depletion and Amortization	$ 487,905	$ 509,260	$ 992,648	$ 325,928
Mining and drilling equipment sold, book value			80,309	407,369
Sales price of mining and drilling equipment sold			74,074	233,339
Loss on sale of assets			6,235	174,030
Sales proceeds				99,908
Depreciation expense related to the sold mining and drilling equipment			10,318	10,920
Retired fully depreciated fixed assets			$ 33,789